COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of debt securities [line items]
Derivatives	$ 9,910,637	$ 6,087,827
Derivative, Liabilities		2,281,117
Forward operations in foreign currency to be settled in pesos
Disclosure of debt securities [line items]
Derivatives	$ 9,910,637	5,914,665
Derivative, Liabilities		2,281,117
Debtor balances related to forward operations in foreign currency
Disclosure of debt securities [line items]
Derivatives		$ 173,162